Stockholders' Equity (Details Textual) - USD ($)		1 Months Ended						2 Months Ended	3 Months Ended	9 Months Ended			12 Months Ended
	Feb. 12, 2016	Oct. 31, 2015	Oct. 29, 2015	Oct. 28, 2015	Apr. 30, 2015	Sep. 30, 2014	Aug. 25, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2015	Jul. 31, 2016	Jan. 31, 2016	Jun. 30, 2014
Class of Stock [Line Items]
Capital stock, authorized shares									325,000,000	325,000,000			325,000,000
Preferred Stock, Shares Authorized								50,000,000	50,000,000	50,000,000			50,000,000
Preferred Stock, Par or Stated Value Per Share								$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common Stock, Shares Authorized								275,000,000	275,000,000	275,000,000			275,000,000
Common Stock, Par or Stated Value Per Share								$ 0.001	$ 0.001	$ 0.001			$ 0.001
Preferred Stock, Shares Issued								0	275,000	275,000			0
Preferred Stock, Shares Outstanding								0	275,000	275,000			0
Common Stock, Shares, Issued								342,465	15,978,075	15,978,075			15,295,025
Common Stock, Shares, Outstanding								342,465	15,978,075	15,978,075			15,295,025
Number of shares issued in private placement										2,195,700
Value of share issued in private placement												$ 2,195,700
Share price per share									$ 1.00	$ 1.00		$ 1.00
Equity based compensation expense recognized										$ 650,568		$ 173	$ 19,707
Equity based compensation property capitalized, related party												$ 115	228,000
Value of new share issued		$ 7,000,000								1,345,000
Warrant Exercise Term		3 years
Common Stock Closing Market Price		$ 5.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.00
Proceeds from Issuance of Convertible Preferred Stock										$ 550,000
Exercise Of Warrants For Restricted Stock Shares										275,000
Exercise Of Warrants For Restricted Stock Value										$ 118,100
Stock Issued During Period, Shares, Other										8,000
Stock Issued During Period, Value, Other										$ 20,000
Shares Conversion Price Percentage				80.00%
Preferred Stock, Value, Subscriptions									$ 53,038	$ 53,038			0
Number of new share issued			350
Value of share acquired													$ 19,409,437
Director [Member]
Class of Stock [Line Items]
Value of shares issued for property							$ 750,000
Shares issued for property							750,000
Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other						400,000
Stock Issued During Period, Value, Other						$ 150,798
Warrant [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued	381,519								275,000	275,000
Share price per share									$ 1.50	$ 1.50
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized				50,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001
Preferred Stock, Shares Issued	381,519			5,000,000					275,000	275,000
Proceeds from Issuance of Convertible Preferred Stock	$ 763,038
Convertible Preferred Stock, Shares Issued upon Conversion									359,916	359,916
Convertible Preferred Stock value Issued Upon Conversion									$ 431,900	$ 431,900
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature										$ 71,894
Dividends, Preferred Stock, Cash									$ 19,996
Preferred Stock, Shares Subscribed but Unissued									26,519	26,519
Preferred Stock, Value, Subscriptions									$ 53.038	$ 53.038
Series A Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion														275,000
Preferred Stock, Value, Subscriptions															$ 53,038
Subscription Agreement [Member]
Class of Stock [Line Items]
Share price per share									$ 2.15	$ 2.15
Shares issued pursuant to agreement									664,590	664,590
Amount received pursuant to agreement									$ 1,345,000	$ 1,345,000
Subscription Agreement [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Shares issued pursuant to agreement					2,800,000											372,094
Amount received pursuant to agreement					$ 6,020,000											$ 800,000
Value of new share issued					$ 6,020,000
Number of new share issued					2,500,000
T-Rex Oil, Inc. [Member]
Class of Stock [Line Items]
Number of shares issued in private placement								175,020			11,000		2,195,700
Value of share issued in private placement								$ 175,020			$ 27,000
Share price per share								$ 1.00			$ 2.50	$ 1.00	$ 1.00
Value of shares issued for services								$ 845				$ 950,000	$ 950,000
Shares issued for services								845,000				950,000	950,000
Value of shares issued for property												$ 50,000	$ 50,000
Shares issued for property												50,000	50,000
Equity based compensation expense recognized													$ 19,707
Equity based compensation property capitalized, related party													$ 150,978
Number of new share issued													7,385,700
Equity based compensation													$ 394,682
Equity based compensation property capitalized													$ 374,975
Share price per share for issued of service								$ 0.001
Stocks Issued During Period Shares Recapitalization													81,692
T-Rex Oil, Inc. [Member] | Director [Member]
Class of Stock [Line Items]
Shares issued for services													750,000
T-Rex Oil, Inc. [Member] | Officer [Member]
Class of Stock [Line Items]
Share price per share								$ 0.001
Value of shares issued for services								$ 285
Shares issued for services								285,000
Value of new share issued								$ 2,865
Number of new share issued								2,865,000
Share price per share for issued of service								$ 0.001
WIOG [Member]
Class of Stock [Line Items]
Number of shares issued in private placement													20,000
Value of share issued in private placement													$ 50,000
Share price per share													$ 2.50
Shares acquired													7,465,168
Value of share acquired													$ 19,409,437